Income Taxes (Reconciliation Of Beginning And Ending Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Balance at beginning of year	$ 399	$ 601	$ 669
Additions based on tax positions related to the current year	22	21	15
Additions for tax positions of prior years	71	30	34
Reductions for tax positions due to lapse of statutes of limitations	(39)	(58)	(22)
Reductions for tax positions of prior years	(67)	(164)	(87)
Settlements	(5)	(31)	(8)
Balance at end of year	$ 381	$ 399	$ 601